SEGMENT INFORMATION (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT INFORMATION
Schedule of key metrics reviewed by CODM

	March 31, 2026	December 31, 2025
Investments held in Trust Account	$234,715,684	$232,809,646
Cash and cash equivalents	$665,383	$749,812

For the
Three Months Ended
March 31,
2026
General and administrative expenses	$182,184
Interest earned on investments held in Trust Account	$2,046,520

December 31, 2025
Investments held in Trust Account	$232,809,646
Cash and cash equivalents	$749,812

For the Period from
March 12, 2025
(inception) through
December 31, 2025
General and administrative expenses	$450,346
Interest earned on investments held in Trust Account	$2,809,646